Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
Balances with related parties:

	December 31,	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Due from related parties	75	133

Transactions with related parties:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Purchases from related parties	-	-	15
Reimbursement of expenses	100	-	-
Interest income (expense) from Priortech	-	10	22